Finance Lease Liabilities (Details) - Schedule of financing lease liabilities for reporting purposes - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of financing lease liabilities for reporting purposes [Abstract]
Long-term portion of finance lease liabilities	$ 457,867	$ 552,885
Current maturities of finance lease liabilities	51,353	21,865
Total	$ 509,220	$ 574,750